Note 3 - Fair Value Measurement 1 (Details Textual) - EBP 34-0214400 002 [Member]	Dec. 31, 2025
EBP, Employer, Common Stock [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
EBP, Pooled Separate Account [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Cost Approach [Member]